Property and Equipment - Narrative (Details)	12 Months Ended
Dec. 31, 2018
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years